COMMITMENTS AND CONTINGENCIES - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lessor, Lease, Description [Line Items]
Renewal term (in years)		5 years
Minimum guaranteed payments		$ 15
Fees net of lease payments	$ 25,700	25,700	$ 160,100	$ 163,700
King Air 350i aircraft
Lessor, Lease, Description [Line Items]
Fixed monthly payments		45
Excel/XLS aircraft
Lessor, Lease, Description [Line Items]
Fixed monthly payments		30
Citation X aircraft
Lessor, Lease, Description [Line Items]
Fixed monthly payments		$ 28
Minimum
Lessor, Lease, Description [Line Items]
Lease term (in years)		3 years
Maximum
Lessor, Lease, Description [Line Items]
Lease term (in years)		5 years